Other liabilities - Summary of Detailed Information About Other Liabilities Explanatory (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Non-current
Employee benefits obligations	₨ 2,947		₨ 2,720
Others	6,386		4,851
Total non-current liabilities	9,333	$ 114	7,571
Current
Employee benefits obligations	15,885		15,310
Statutory and other liabilities	13,155		15,490
Advance from customers	645		629
Others	530		522
Current non-financial liabilities	30,215	$ 368	31,951
Total	₨ 39,548		₨ 39,522